Segment information and revenue from contracts with customers - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Segment information and revenue from contracts with customers
Trade receivables (note 16)	€ 13,637	€ 21,065	€ 25,656	€ 25,656
Contract assets (note 16)	2,911	2,397	3,332	3,332
Advance consideration included in contract liabilities	651	2,506		2,516
Contract liabilities (note 20.2)	€ 651	€ 4,842	€ 4,479	€ 4,479